As filed with the Securities and Exchange Commission on April 11, 2008.

Registration No. 333-125817

811-21776

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY - I

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 7

and

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 8

SEPARATE ACCOUNT VA X

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	May 1, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 15, 2008. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 6 to Form N-4, File No. 333-125817) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 11 day of April, 2008.

SEPARATE ACCOUNT VA X

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Vice President	, 2008
Ronald L. Ziegler

*	Director, Senior Vice President,	, 2008
Craig D. Vermie	and Secretary and General Counsel

*	Director, Chairman of the	, 2008
Larry N. Norman	Board, and President

*	Director, Chief Tax Officer,	, 2008
Arthur C. Schneider	and Senior Vice President

*	Vice President and Corporate Controller	, 2008
Eric J. Martin

*	Director, Executive Vice President	, 2008
Brenda K. Clancy	and Chief Operating Officer

*	Senior Vice President and	, 2008
Darryl D. Button	Chief Financial Officer

/s/ Darin D Smith	Vice President , General Counsel	, 2008
*By: Darin D. Smith	and Assistant Secretary

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.